Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2013
Net periodic benefit cost of defined benefit plans

The net periodic benefit cost of the defined benefit plans includes the following components. Nomura’s measurement date is March 31 for its defined benefit plans for Japanese entities.

Japanese entities’ plans—

	Millions of yen
	Year ended March 31
	2011	2012	2013
Service cost	¥9,328	¥9,016	¥9,322
Interest cost	4,480	4,649	4,302
Expected return on plan assets	(3,182)	(3,262)	(4,072)
Amortization of net actuarial losses	3,088	3,687	3,630
Amortization of prior service cost	(1,148)	(1,479)	(1,545)

Net periodic benefit cost	¥12,566	¥12,611	¥11,637

Reconciliation of changes in projected benefit obligation and fair value of plan assets

The following table presents a reconciliation of the changes in projected benefit obligation (“PBO”) and the fair value of plan assets, as well as a summary of the funded status.

Japanese entities’ plans—

	Millions of yen
	As of or for the year ended March 31
	2012	2013
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥213,653	¥242,490
Service cost	9,016	9,322
Interest cost	4,649	4,302
Actuarial gain	9,415	14,874
Benefits paid	(14,785)	(9,805)
Acquisition, divestitures and other	20,542 (1)	(26,784	)(2)

Projected benefit obligation at end of year	¥242,490	¥234,399

Change in plan assets:
Fair value of plan assets at beginning of year	¥120,727	¥159,652
Actual return on plan assets	6,696	20,915
Employer contributions	32,291	31,083
Benefits paid	(8,114)	(8,362)
Acquisition and divestitures	8,052 (1)	(11,614	)(2)

Fair value of plan assets at end of year	¥159,652	¥191,674

Funded status at end of year	(82,838)	(42,725)

Amounts recognized in the consolidated balance sheets	¥(82,838)	¥(42,725)

(1)	Increased mainly because of a business combination during the period.
(2)	Decreased mainly because of a deconsolidation during the period.

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

PBO, ABO, and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets as of March 31, 2012 and 2013 are set forth in the tables below.

Japanese entities’ plans—

	Millions of yen
	March 31
	2012	2013
Plans with ABO in excess of plan assets:
PBO	¥242,490	¥234,399
ABO	238,614	231,321
Fair value of plan assets	159,652	191,674
Plans with PBO in excess of plan assets:
PBO	¥242,490	¥234,399
ABO	238,614	231,321
Fair value of plan assets	159,652	191,674

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost consist of as follows.

Japanese entities’ plans—

Millions of yen
For the year ended March 31, 2013
Net actuarial loss	¥62,837
Net prior service cost	(11,798)

Total	¥51,039

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows.

Japanese entities’ plans—

Millions of yen
For the year ending March 31, 2014
Net actuarial loss	¥2,653
Net prior service cost	(1,165)

Total	¥1,488

Schedule of weighted-average assumptions used to determine PBO

The following table presents the weighted-average assumptions used to determine projected benefit obligations at year end.

Japanese entities’ plans—

	March 31
	2012	2013
Discount rate	1.8%	1.5%
Rate of increase in compensation levels	2.8%	2.5%

Weighted-average assumptions used to determine net periodic benefit costs

The following table presents the weighted-average assumptions used to determine Japanese entities’ plans net periodic benefit costs for the year.

	Year ended March 31
	2011	2012	2013
Discount rate	2.1%	1.8%	1.5%
Rate of increase in compensation levels	2.5%	2.8%	2.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Information about plan assets at fair value

The following tables present information about the fair value of plan assets as of March 31, 2012 and March 31 2013 within the fair value hierarchy.

For details of the levels of inputs used to measure the fair value of plan assets, see Note 2 “Fair value measurements”.

Japanese entities’ plans—

	Millions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Balance as of March 31, 2012
Pension plan assets:
Equities	¥27,230	¥—	¥—	¥27,230
Private equity	—	—	9,802	9,802
Japanese government securities	59,867	—	—	59,867
Japanese agency and municipal securities	—	219	—	219
Foreign government securities	757	—	—	757
Bank and corporate debt securities	—	4,011	—	4,011
Investment trust funds and other(1)	—	13,983	12,434	26,417
Life insurance company general accounts	—	23,501	—	23,501
Other assets	—	7,848	—	7,848

Total	¥87,854	¥49,562	¥22,236	¥159,652

	Millions of yen
	March 31, 2013
	Level 1	Level 2	Level 3	Balance as of March 31, 2013
Pension plan assets:
Equities	¥30,568	¥—	¥—	¥30,568
Private equity	—	—	12,323	12,323
Japanese government securities	74,243	—	—	74,243
Bank and corporate debt securities	—	3,667	—	3,667
Investment trust funds and other(1)	—	19,586	15,035	34,621
Life insurance company general accounts	—	26,448	—	26,448
Other assets	—	9,804	—	9,804

Total	¥104,811	¥59,505	¥27,358	¥191,674

(1)	Includes hedge funds and real estate funds.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

The following tables present information about the plan assets for which Nomura has utilized significant Level 3 valuation inputs to estimate fair value.

Japanese entities’ plans—

	Millions of yen
	Year ended March 31, 2012
	Balance as of April 1, 2011	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2012
Private equity	¥838	¥974	¥7,990	¥—	¥9,802
Investment trust funds and other	8,807	(353)	3,980	—	12,434

Total	¥9,645	¥621	¥11,970	¥—	¥22,236

	Millions of yen
	Year ended March 31, 2013
	Balance as of April 1, 2012	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2013
Private equity	¥9,802	¥2,479	¥42	¥—	¥12,323
Investment trust funds and other	12,434	1,131	1,470	—	15,035

Total	¥22,236	¥3,610	¥1,512	¥—	¥27,358

Expected benefit payments

Expected benefit payments for the next five fiscal years and in aggregate for the five fiscal years thereafter are as follows.

Japanese entities’ plans—

Year ending March 31	Millions of yen
2014	¥9,284
2015	9,558
2016	10,193
2017	10,214
2018	10,655
2019-2023	53,891